Accounts Receivables, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivables, Net [Abstract]
Provision of allowance for credit losses	$ 19,772	$ (4,735)	$ 5,330